Initial Public Offering (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)			7 Months Ended
	Aug. 10, 2020	Aug. 10, 2020	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering (Details) [Line Items]
Number of shares in units (in Shares)	25,000,000	25,000,000
Proceeds received from initial public offering, gross			$ 250,000,000
Other offering costs				$ 11,000
Deferred underwriting fees	$ 8,800,000	$ 8,800,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of shares in units (in Shares)	25,000,000
Sale of stock price per unit (in Dollars per share)	$ 10.00	$ 10.00
Proceeds received from initial public offering, gross	$ 250,000,000.0	$ 250,000,000.0
Other offering costs	14,300,000	14,300,000
Deferred underwriting fees	$ 8,800,000	$ 8,800,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering description			Each Unit consists of one ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9)